Accounts Receivable, Net	12 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 6 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of March 31
	2022	2023
	HKD	HKD	US$
Accounts receivable	$10,290,721	$7,944,942	$1,012,107
Less: Provision for doubtful accounts	(189,016)	(241,959)	(30,823)
Accounts receivable, net	$10,101,705	$7,702,983	$981,284

For the years ended March 31, 2023, 2022 and 2021, provision for (recovery of) doubtful accounts were HKD 142,194 (US$18,114), HKD 197,359 and HKD (778,936), respectively. During the year ended March 31, 2023, the Company had written off the doubtful account balance and deducted from the provision for doubtful accounts in an amount of HKD 89,251 (US$11,370).

The following table sets forth the movement of provision for doubtful accounts:

	As of March 31
	2022	2023
	HKD	HKD	US$
Beginning balance	$452,726	$189,016	$24,079
Addition	197,359	142,194	18,114
Charge-off	(461,069)	(89,251)	(11,370)
Ending balance	$189,016	$241,959	$30,823